Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Invesco Exchange-Traded Self-Indexed Fund Trust
Prospectus Date	rr_ProspectusDate	Jul. 31, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST

SUPPLEMENT DATED DECEMBER 11, 2018 TO THE PROSPECTUS

DATED JULY 31, 2018, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco BulletShares 2026 High Yield Corporate Bond ETF

Effective immediately, the third paragraph in the section titled “Principal Investment Strategies” on page 1 of the Summary Prospectus and page 9 of the Prospectus is replaced with the following:

In selecting components for inclusion in the Underlying Index, the Index Provider begins with an investment universe of U.S. dollar-denominated bonds issued by companies domiciled in the U.S., Canada, Western Europe (as defined by the Index Provider) and Japan. To be eligible for inclusion in the Underlying Index, bonds must (i) pay a fixed amount of taxable interest; (ii) have a maximum rating of BB+ from S&P Global Ratings, a division of S&P Global Inc. (“S&P”) or Fitch Ratings Inc. (“Fitch”), or a maximum rating of Ba1 from Moody’s Investors Service, Inc. (“Moody’s”); and (iii) have at least $200 million in face value outstanding (existing bonds in the eligible universe require $150 million face value outstanding to remain eligible). The eligible universe excludes bonds with an average credit rating of below CCC- from S&P, Fitch and Moody’s.

Invesco BulletShares 2026 High Yield Corporate Bond ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST

SUPPLEMENT DATED DECEMBER 11, 2018 TO THE PROSPECTUS

DATED JULY 31, 2018, AS PREVIOUSLY SUPPLEMENTED, OF:

Invesco BulletShares 2026 High Yield Corporate Bond ETF

Effective immediately, the third paragraph in the section titled “Principal Investment Strategies” on page 1 of the Summary Prospectus and page 9 of the Prospectus is replaced with the following:

In selecting components for inclusion in the Underlying Index, the Index Provider begins with an investment universe of U.S. dollar-denominated bonds issued by companies domiciled in the U.S., Canada, Western Europe (as defined by the Index Provider) and Japan. To be eligible for inclusion in the Underlying Index, bonds must (i) pay a fixed amount of taxable interest; (ii) have a maximum rating of BB+ from S&P Global Ratings, a division of S&P Global Inc. (“S&P”) or Fitch Ratings Inc. (“Fitch”), or a maximum rating of Ba1 from Moody’s Investors Service, Inc. (“Moody’s”); and (iii) have at least $200 million in face value outstanding (existing bonds in the eligible universe require $150 million face value outstanding to remain eligible). The eligible universe excludes bonds with an average credit rating of below CCC- from S&P, Fitch and Moody’s.